Related Party Transactions (Narrative) (Details)					3 Months Ended				6 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 01, 2020 USD ($) installment	Mar. 20, 2020 USD ($)	Sep. 25, 2019 USD ($)	Jun. 26, 2018 USD ($)	Jun. 30, 2020 USD ($) hotel	Dec. 31, 2019 USD ($) hotel	Jun. 30, 2019 USD ($) hotel	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) hotel	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($) hotel	Sep. 30, 2019	Nov. 05, 2019 USD ($)	Dec. 31, 2019 USD ($) hotel	Dec. 31, 2018 hotel	Dec. 31, 2017 hotel	Mar. 13, 2020 USD ($)
Related Party Transaction [Line Items]
Allocation percentage			75.00%
Preferred equity offerings			$ 400,000,000
Number of hotels | hotel					116		121		117		121			121	122	126
Subsidiaries
Related Party Transaction [Line Items]
Number of hotel properties managed by affiliates | hotel					79	80			79					80
Number of hotels | hotel									116
Ashford Inc.
Related Party Transaction [Line Items]
Advisory services, incentive fee term									3 years
Contribution amount committed			$ 15,000,000
Contribution amount funded										$ 2,500,000
Corporate, general and administrative					$ 316,000	$ 896,000	$ 0		$ 1,013,000		$ 0			$ 896,000
Ashford Inc. | Affiliated entity
Related Party Transaction [Line Items]
ERFP, percent of commitment for each hotel				10.00%
ERFP, term after acquisition				3 years
ERFP, initial term				2 years
ERFP, renewal term				1 year
ERFP, notice term				60 days
Consideration for FF&E							8,100,000	$ 5,000,000.0
Ashford Inc. | Affiliated entity | Embassy Suites New York Manhattan Times Square
Related Party Transaction [Line Items]
Entitled to receive for furniture, fixtures, and equipment						$ 19,500,000								19,500,000
Consideration for FF&E							$ 8,100,000
Remaining ERFP amount																	$ 11,400,000
Ashford Inc. | Other Assets
Related Party Transaction [Line Items]
Contribution amount funded									582,000					$ 1,600,000
Lismore capital | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, amount paid		$ 5,100,000
Periodic installment payments									2,600,000
Payment expensed in accordance with the agreement									303,000
Payment amount to be offset against future fees									2,200,000
Expensed recognized in write-off loan costs and exit fees									1,600,000
Expensed recognized in other assets									6,700,000
Lismore capital | Success Fees | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, amount paid									$ 606,000
Lismore capital | Subsequent Event | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, term	24 months
Advisory services, aggregate fee	$ 2,600,000
Number of installments | installment	3
Monthly installment fee	$ 857,000
Advisory services aggregate fee, percent	0.25%
Advisory services, extension term	12 months
Advisory services, amount paid	$ 8,300,000
Advisory services, financing amount	$ 4,100,000,000
Advisory services, multiple percentage	0.125%
Lismore capital | Subsequent Event | Payable Reduction | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, rate	0.10%
Lismore capital | Subsequent Event | Advisory Services Fee | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, rate	0.75%
Lismore capital | Subsequent Event | Percent of Conversion Value | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, rate	1.50%
Lismore capital | Subsequent Event | Percent of Face Value | Subsidiaries
Related Party Transaction [Line Items]
Advisory services, rate	50.00%
Braemar Hotels & Resorts Inc
Related Party Transaction [Line Items]
Allocation percentage			25.00%
Maximum | Ashford Inc.
Related Party Transaction [Line Items]
Quarterly base fee					0.70%				0.70%
Total market capitalization					$ 10,000,000,000.0				$ 10,000,000,000.0
Maximum | Ashford Inc. | Affiliated entity
Related Party Transaction [Line Items]
ERFP investment amount (up to)				$ 50,000,000
ERFP commitment amount subject to increase				$ 100,000,000
Minimum | Ashford Inc.
Related Party Transaction [Line Items]
Quarterly base fee					0.50%				0.50%
Total market capitalization					$ 6,000,000,000.0				$ 6,000,000,000.0
Management Fees
Related Party Transaction [Line Items]
Percent of gross revenue									7.00%					7.00%
Portion of project management fees to project costs									4.00%			4.00%		4.00%
Management Fees | Minimum | Management Fees
Related Party Transaction [Line Items]
Percent of gross revenue									3.00%
Management Fees | Minimum | Remington Hotels | Management Fees
Related Party Transaction [Line Items]
Payment of monthly property management fees									$ 14,000				$ 14,000
Percent of gross revenue													3.00%